OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 10:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2012	2011

Payroll and related accruals	$1,719	$1,951
Accrued expenses - subcontractors	883	1,060
Accrued expenses	564	453
Accrued royalties	-	55
Accrued commissions	357	201
Tax authorities	140	122
Advance from customers	-	112
Contracts in progress - provision for estimated losses	-	56
Others	87	116

	$3,750	$4,126